Net (Loss) Income Per Share - Schedule of Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net (loss) income	$ (37,871)	$ 21,206	$ 21,206
Denominator
Denominator for basic net (loss) income per weighted average common shares (in shares)	98,241,965	68,502,092
Effect of dilutive securities
Warrants (in shares)	0	2,805,302
Denominator for diluted net (loss) income per weighted average common shares (in shares)	98,241,965	80,573,218
Net (loss) income per common share
Basic (in dollars per share)	$ (0.39)	$ 0.31
Diluted (in dollars per share)	$ (0.39)	$ 0.26
Unvested restricted stock units
Effect of dilutive securities
Stock options (in shares)	0	265,692
Stock options
Effect of dilutive securities
Stock options (in shares)	0	9,000,132